RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	Jun. 30, 2020	Jul. 22, 2019	Jul. 18, 2019	Mar. 31, 2019
Common shares
Principal	$ 602,605
Preferred shares
Interest rate			10.00%
Convertible Promissory Note [Member]
Interest rate	10.00%
PowerUp Lending Group Ltd. [Member]
Common shares
Principal	$ 110,000
Interest rate	10.00%
Mr. William Alessi [Member]
Interest rate	8.00%	8.00%
Branding Agreement [Member] | Spire Holdings LLC [Member]
Principal	$ 349,317
Preferred shares
Common shares	6,971,000
Board of Directors [Member] | July 1, 2020 [Member]
Interest rate	0.00%
Series A Preferred Stock [Member] | Chris Chumas [Member]
Principal	$ 143,287
Preferred shares
Common shares	7,000,000
Interest rate		8.00%
Series B-2 Convertible Preferred Stock [Member]
Interest rate	10.00%
S. Mark Spoone [Member]
Principal	$ 0
Preferred shares
Common shares	450,000
S. Mark Spoone [Member] | Series A Preferred Stock [Member]
Interest rate				8.00%